Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net income attributable to ordinary shares (US$ thousands)	$ 5,725	$ 10,236	$ 14,637
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,118,244	7,520,389	7,552,094
Add assumed exercise of outstanding dilutive potential ordinary shares	38,519	52,228	105,236
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,156,763	7,572,617	7,657,330
Basic income per ordinary shares (US$)	$ 0.804	$ 1.361	$ 1.938
Diluted income per ordinary shares (US$)	$ 0.800	$ 1.352	$ 1.912
Weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	180,916	351,610	171,086